Document and Entity Information	Aug. 24, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Far Point Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001735858
Document Type	8-K
Document Period End Date	Aug. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38521
Entity Tax Identification Number	82-4710750
Entity Address, Address Line One	18 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	715-3880
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third or one Warrant to purchase one share of Class A Common Stock
Trading Symbol	FPAC.UN
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	FPAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	FPAC.WS
Security Exchange Name	NYSE